Loans, Borrowings, Leases obligations and Other Financial Liabilities (Details) - Schedule of Lease Liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Liabilities [Abstract]
Opening balance	$ 4,263	$ 3,464
Cash movements
Repayment of lease liabilities	(1,610)	(1,358)
Non-cash movements
Interest accretion	355	314
New leases	2,050	1,843
Closing balance	$ 5,058	$ 4,263